Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	2025	2024
	US$	US$

Accounts receivable	18,864,241	13,644,371
Allowance for expected credit losses	(118,669)	(106,475)

Net carrying amount	18,745,572	13,537,896

Schedule of Movements in the Allowance for Expected Credit Losses

The movements in the allowance for expected credit losses are as follows:

	2025	2024
	US$	US$

At January 1	106,475	109,651
Provision for expected credit losses	26,324	112,122
Write off	(11,683)	(112,246)
Exchange realignment	(2,447)	(3,052)

At December 31	118,669	106,475

Schedule of Information About the Credit Risk Exposure on the Group’s Accounts Receivable using a Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s accounts receivable using a provision matrix:

	Expected	Gross	Expected
	credit	carrying	credit
	loss rate	amount	loss
	%	US$	US$

As at December 31, 2025
Current to 6 months past due	0.05%	18,602,300	9,244
6 months to 12 months past due	1.79%	54,828	980
Over 12 months past due	52.36%	207,113	108,445

	0.63%	18,864,241	118,669

As at December 31, 2024
Current to 6 months past due	0.22%	13,219,385	28,796
6 months to 12 months past due	7.19%	333,152	23,964
Over 12 months past due	58.49%	91,834	53,715

	0.78%	13,644,371	106,475